24. OTHER PROVISIONS (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Total other provisions	$ 17,420,500	$ 22,725,436	$ 27,969,310
Provision for advertising
Disclosure of other provisions [line items]
Total other provisions	14,716,286	17,653,462	21,975,491
Other Provision
Disclosure of other provisions [line items]
Total other provisions	$ 2,704,214	$ 5,071,974	$ 5,993,819